Payroll Protection Program Loan (Details Narrative) - Paycheck Protection Program Loan [Member] - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Apr. 30, 2020
Debt intrument, face amount		$ 433,800	$ 563,800
Loan	$ 32,700